UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $3,672,542 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       CALL             00846U901    54954  1463500 SH  CALL SOLE                  1463500        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101   322745  8595100 SH       SOLE                  8595100        0        0
ALERIS INTL INC                COM              014477103   125227  2605100 SH       SOLE                  2605100        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105    70781  2066000 SH       SOLE                  2066000        0        0
AMERICAN EXPRESS CO            COM              025816109   131575  2503800 SH       SOLE                  2503800        0        0
AMERICAN EXPRESS CO            CALL             025816909   139836  2661000 SH  CALL SOLE                  2661000        0        0
BEARINGPOINT INC               COM              074002106    66772  7864800 SH       SOLE                  7864800        0        0
CNH GLOBAL N V                 SHS NEW          N20935206     2578   100000 SH       SOLE                   100000        0        0
FIRST DATA CORP                COM              319963104   190993  4079317 SH       SOLE                  4079317        0        0
FIRST DATA CORP                CALL             319963904   237518  5073000 SH  CALL SOLE                  5073000        0        0
HILLENBRAND INDS INC           COM              431573104   102144  1857500 SH       SOLE                  1857500        0        0
LEAR CORP                      CALL             521865905    23483  1324500 SH  CALL SOLE                  1324500        0        0
LEAR CORP                      COM              521865105    34705  1957500 SH       SOLE                  1957500        0        0
MIRANT CORP NEW                CALL             60467R900   100000  4000000 SH  CALL SOLE                  4000000        0        0
MIRANT CORP NEW                COM              60467R100   161762  6470500 SH       SOLE                  6470500        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206    14356   507300 SH       SOLE                   507300        0        0
NTL INC NEW                    COM              62941W101   346749 11911693 SH       SOLE                 11911693        0        0
NYSE GROUP INC                 COM              62949W103    35273   445100 SH       SOLE                   445100        0        0
R H DONNELLEY CORP             COM NEW          74955W307   119388  2050300 SH       SOLE                  2050300        0        0
ROCKWOOD HLDGS INC             COM              774415103    24396  1059800 SH       SOLE                  1059800        0        0
ROTECH HEALTHCARE INC          COM              778669101    35974  2479300 SH       SOLE                  2479300        0        0
SPDR TR                        PUT              78462F953   908810  7000000 SH  PUT  SOLE                  7000000        0        0
SPRINT NEXTEL CORP             CALL             852061900   175893  6807000 SH  CALL SOLE                  6807000        0        0
SUN MICROSYSTEMS INC           COM              866810104    13851  2700000 SH       SOLE                  2700000        0        0
SUN MICROSYSTEMS INC           CALL             866810904    56430 11000000 SH  CALL SOLE                 11000000        0        0
TXU CORP                       COM              873168108    66056  1475800 SH       SOLE                  1475800        0        0
USA MOBILITY INC               COM              90341G103    37493  1316479 SH       SOLE                  1316479        0        0
UST INC                        PUT              902911956    72800  1750000 SH  PUT  SOLE                  1750000        0        0